Financial Instruments carried at Fair Value - Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Jun. 30, 2020	Jun. 30, 2019
Financial assets held at fair value [Abstract]
Trading securities, assets	€ (30)	€ 121
Positive market values from derivative financial instruments	2,300	1,476
Other trading assets	(207)	62
Non-trading financial assets mandatory at fair value through profit and loss	40	94
Financial assets designated at fair value through profit or loss	1	0
Financial assets at fair value through other comprehensive income	0	0
Other financial assets at fair value	8	15
Total financial assets held at fair value	2,111	1,769
Financial liabilities held at fair value:
Trading securities, liabilities	0	0
Negative market values from derivative financial instruments	(1,787)	(1,516)
Other trading liabilities	0	1
Financial liabilities designated at fair value through profit or loss	41	(107)
Other financial liabilities at fair value	219	(206)
Total financial liabilities held at fair value	(1,527)	(1,829)
Total	€ 584	€ (60)